UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Morgan Growth Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (93.9%)

Auto&Transportation (2.2%)
J.B. Hunt Transport Services, Inc.	494,500	$ 22,178
* Hyundai Motor Co.	339,000	18,175
* Ryanair Holdings PLC ADR	444,300	18,105
United Parcel Service, Inc.	142,700	12,195
* Gol-Linhas Aereas Inteligentes SA	314,600	10,029
PACCAR, Inc.	91,000	7,324
FedEx Corp.	70,200	6,914
Canadian National Railway Co.	101,950	6,244
* Kia Motors Corp.	558,770	5,884
Harley-Davidson, Inc.	72,200	4,386
Southwest Airlines Co.	86,400	1,407
C.H. Robinson Worldwide, Inc.	18,200	1,010

		113,851

Consumer Discretionary (24.4%)
* Yahoo! Inc.	2,808,000	105,805
* eBay Inc.	638,900	74,291
Staples, Inc.	1,905,000	64,218
* The News Corp., Inc.	2,756,000	51,427
* Apollo Group, Inc. Class A	596,100	48,111
Abercrombie&Fitch Co.	880,600	41,344
Wal-Mart Stores, Inc.	627,800	33,160
Liberty Media Corp.	3,016,600	33,122
Black&Decker Corp.	354,200	31,286
RadioShack Corp.	891,300	29,306
Best Buy Co., Inc.	487,300	28,955
* Pixar, Inc.	317,200	27,155
* XM Satellite Radio Holdings, Inc.	710,700	26,737
Harrah's Entertainment, Inc.	375,200	25,097
* Accenture Ltd.	926,400	25,013
Gillette Co.	555,400	24,871
Yum! Brands, Inc.	506,200	23,883
Home Depot, Inc.	552,800	23,627
Mandalay Resort Group	321,000	22,608
* Electronic Arts Inc.	356,200	21,970
* Activision, Inc.	993,800	20,055
Cendant Corp.	837,674	19,585
Mattel, Inc.	926,100	18,050
Circuit City Stores, Inc.	1,108,700	17,340
Wendy's International, Inc.	436,800	17,149
* GUS PLC	895,007	16,127
Robert Half International, Inc.	526,600	15,498
Fastenal Co.	247,300	15,224
* Getty Images, Inc.	218,600	15,051
* Geox SpA	1,913,500	14,901
* Monster Worldwide Inc.	430,000	14,465
* Societe Television Francaise 1	391,300	12,738
American Eagle Outfitters, Inc.	267,200	12,585
* Lamar Advertising Co. Class A	284,944	12,190
PETsMART, Inc.	301,800	10,723
Target Corp.	203,400	10,563
Lowe's Cos., Inc.	173,800	10,009
Grupo Televisa SA ADR	165,300	10,001
* Time Warner, Inc.	507,200	9,860
Meredith Corp.	175,700	9,523
* Marvel Enterprises Inc.	449,350	9,203
* Westwood One, Inc.	340,600	9,172
* Univision Communications Inc.	306,300	8,965
* Career Education Corp.	204,300	8,172
The McGraw-Hill Cos., Inc.	84,100	7,699
Claire's Stores, Inc.	354,200	7,527
* Sirva Inc.	383,800	7,377
* Copart, Inc.	280,200	7,375
Leggett&Platt, Inc.	253,900	7,218
* Rent-A-Center, Inc.	268,450	7,114
* Radio One, Inc. Class D	409,200	6,596
Omnicom Group Inc.	75,500	6,366
* Publishing&Broadcasting Ltd.	448,623	6,154
Estee Lauder Cos. Class A	124,600	5,703
Costco Wholesale Corp.	117,700	5,698
* Starbucks Corp.	91,000	5,675
Carnival Corp.	97,600	5,625
Aramark Corp. Class B	210,600	5,583
* Astro All Asia Networks PLC	3,870,500	5,500
Polo Ralph Lauren Corp.	121,000	5,155
The Gap, Inc.	220,600	4,659
* Kmart Holding Corp.	46,300	4,581
* MGM Mirage, Inc.	62,600	4,554
* AutoZone Inc.	49,800	4,547
EchoStar Communications Corp. Class A	135,700	4,511
Washington Post Co. Class B	4,510	4,433
Darden Restaurants Inc.	158,300	4,391
Blockbuster Inc. Class A	431,300	4,115
* Kohl's Corp.	72,900	3,584
Manpower Inc.	64,000	3,091
Limited Brands, Inc.	131,881	3,036
Avon Products, Inc.	76,000	2,941
Hilton Hotels Corp.	127,500	2,899
International Game Technology	81,700	2,809
* News Corp., Inc., Class B	142,753	2,741
Alberto-Culver Co. Class B	56,000	2,720
Clear Channel Communications, Inc.	77,799	2,605
* Coach, Inc.	40,400	2,279
* DirecTV Group, Inc.	130,822	2,190
Waste Management, Inc.	68,700	2,057
Harman International Industries, Inc.	14,901	1,892
* IAC/InterActiveCorp	57,700	1,594
Republic Services, Inc. Class A	46,500	1,560
Regal Entertainment Group Class A	60,400	1,253
* Advance Auto Parts, Inc.	24,580	1,074
Michaels Stores, Inc.	31,200	935
Dex Media, Inc.	29,700	741
GTECH Holdings Corp.	28,200	732

		1,260,024

Consumer Staples (3.1%)
PepsiCo, Inc.	703,200	36,707
The Procter&Gamble Co.	572,600	31,539
The Pepsi Bottling Group, Inc.	699,300	18,909
* Metro AG	245,900	13,533
The Coca-Cola Co.	258,900	10,778
Anheuser-Busch Cos., Inc.	190,500	9,664
Hershey Foods Corp.	169,700	9,425
Walgreen Co.	233,300	8,952
Sysco Corp.	157,700	6,019
Colgate-Palmolive Co.	116,900	5,981
CVS Corp.	94,700	4,268
* Constellation Brands, Inc. Class A	87,100	4,051
The Clorox Co.	23,800	1,403

		161,229

Financial Services (10.7%)
American International Group, Inc.	810,621	53,233
First Data Corp.	1,017,500	43,284
Capital One Financial Corp.	455,700	38,374
Citigroup, Inc.	716,287	34,511
ACE Ltd.	698,700	29,869
* Fiserv, Inc.	728,200	29,266
UBS AG	329,300	27,609
Ambac Financial Group, Inc.	321,600	26,413
* SunGard Data Systems, Inc.	886,000	25,100
Doral Financial Corp.	492,550	24,258
Commerce Bancorp, Inc.	320,000	20,608
American Express Co.	294,900	16,623
Friedman, Billings, Ramsey Group, Inc. REIT	773,600	15,000
Investors Financial Services Corp.	299,592	14,974
Moody's Corp.	156,700	13,609
* DST Systems, Inc.	211,400	11,018
W.R. Berkley Corp.	230,300	10,863
* E*TRADE Financial Corp.	719,300	10,754
Synovus Financial Corp.	295,500	8,445
SEI Corp.	200,400	8,403
Fidelity National Financial, Inc.	176,082	8,042
Fair, Isaac, Inc.	197,700	7,252
Federated Investors, Inc.	222,600	6,767
IndyMac Bancorp, Inc.	188,400	6,490
The Hartford Financial Services Group Inc.	89,600	6,210
Countrywide Financial Corp.	159,200	5,892
Automatic Data Processing, Inc.	126,600	5,615
SLM Corp.	103,300	5,515
AFLAC Inc.	124,900	4,976
* CheckFree Corp.	127,300	4,848
Fifth Third Bancorp	99,400	4,700
MBNA Corp.	155,800	4,392
Northern Trust Corp.	88,500	4,299
First Horizon National Corp.	86,100	3,712
Franklin Resources Corp.	51,600	3,594
Jefferies Group, Inc.	68,200	2,747
The Chicago Mercantile Exchange	8,100	1,852
H&R Block, Inc.	37,200	1,823
Legg Mason Inc.	21,000	1,538
Host Marriott Corp. REIT	78,100	1,351
Dow Jones&Co., Inc.	12,000	517
Progressive Corp. of Ohio	5,100	433

		554,779

Health Care (18.8%)
Eli Lilly&Co	916,100	51,989
Medtronic, Inc.	1,035,100	51,413
Pfizer Inc.	1,790,240	48,140
Aetna Inc.	385,600	48,104
Johnson&Johnson	703,700	44,629
* Forest Laboratories, Inc.	977,400	43,846
* WellPoint Inc.	344,800	39,652
AstraZeneca Group PLC ADR	1,023,500	37,245
* Coventry Health Care Inc.	649,900	34,497
* Cephalon, Inc.	652,800	33,214
* Adecco SA (Registered)	629,430	31,690
* Genzyme Corp.-General Division	513,800	29,836
* Invitrogen Corp.	409,800	27,510
Schering-Plough Corp.	1,303,222	27,211
Bausch&Lomb, Inc.	406,300	26,190
* Lincare Holdings, Inc.	541,809	23,108
Biomet, Inc.	504,000	21,869
AmerisourceBergen Corp.	369,300	21,671
* Gilead Sciences, Inc.	610,700	21,368
* ImClone Systems, Inc.	431,100	19,865
* Shionogi&Co. Ltd.	1,409,000	19,484
* Elan Corp. PLC ADR	705,000	19,211
* Medco Health Solutions, Inc.	439,600	18,287
* Amgen, Inc.	283,100	18,161
* ICOS Corp.	537,100	15,189
Abbott Laboratories	321,000	14,975
* Eon Labs, Inc.	538,600	14,542
UnitedHealth Group Inc.	164,300	14,463
* Community Health Systems, Inc.	442,200	12,329
* OSI Pharmaceuticals, Inc.	160,000	11,976
Manor Care, Inc.	330,700	11,717
* Andrx Group	511,500	11,166
* MGI Pharma, Inc.	372,900	10,445
Universal Health Services Class B	190,200	8,464
Beckman Coulter, Inc.	112,700	7,550
* Amylin Pharmaceuticals, Inc.	322,500	7,534
* Millennium Pharmaceuticals, Inc.	592,200	7,177
* Boston Scientific Corp.	174,800	6,214
* Genentech, Inc.	112,500	6,125
* Respironics, Inc.	109,300	5,942
* Hospira, Inc.	165,900	5,558
Cardinal Health, Inc.	93,500	5,437
* Neurocrine Biosciences, Inc.	104,868	5,170
* Varian Medical Systems, Inc.	102,300	4,423
* Caremark Rx, Inc.	99,600	3,927
* Celgene Corp.	130,300	3,457
HCA Inc.	85,100	3,401
Allergan, Inc.	40,800	3,308
* Laboratory Corp. of America Holdings	65,900	3,283
C.R. Bard, Inc.	42,000	2,687
Quest Diagnostics, Inc.	20,200	1,930
Stryker Corp.	32,800	1,583
* Biogen Idec Inc.	20,200	1,346
Guidant Corp.	17,700	1,276
Mylan Laboratories, Inc.	65,750	1,162
* Zimmer Holdings, Inc.	12,200	977
* Barr Pharmaceuticals Inc.	21,000	956
* IVAX Corp.	45,875	726

		974,605

Integrated Oils (0.4%)
Suncor Energy, Inc.	616,600	21,828
Murphy Oil Corp.	6,900	555

		22,383

Other Energy (3.5%)
Baker Hughes, Inc.	800,400	34,153
Petro-Canada	599,877	30,691
BJ Services Co.	438,600	20,412
Chesapeake Energy Corp.	959,600	15,833
XTO Energy, Inc.	408,222	14,443
* Transocean Inc.	302,800	12,836
* Noble Corp.	193,300	9,615
Schlumberger Ltd.	139,800	9,360
Pogo Producing Co.	187,400	9,087
Burlington Resources, Inc.	182,400	7,934
Apache Corp.	132,000	6,675
EOG Resources, Inc.	77,200	5,509
* Weatherford International Ltd.	31,600	1,621
* Smith International, Inc.	24,799	1,349
* Ultra Petroleum Corp.	17,800	857

		180,375

Materials&Processing (2.1%)
Canon, Inc.	405,000	21,857
Ball Corp.	388,800	17,099
Sigma-Aldrich Corp.	254,200	15,369
Nucor Corp.	163,000	8,531
* Energizer Holdings, Inc.	168,800	8,388
* Kingfisher PLC	1,291,154	7,678
Worthington Industries, Inc.	355,300	6,957
Masco Corp.	184,800	6,751
* International Steel Group, Inc.	149,300	6,056
Praxair, Inc.	76,987	3,399
Ecolab, Inc.	46,000	1,616
Newmont Mining Corp. (Holding Co.)	27,300	1,212
The St. Joe Co.	17,800	1,143
* Sealed Air Corp.	19,700	1,049
Smurfit-Stone Container Corp.	44,700	835

		107,940

Producer Durables (6.1%)
D. R. Horton, Inc.	1,003,150	40,437
* Xerox Corp.	2,069,900	35,209
* Polycom, Inc.	1,055,100	24,605
Ingersoll-Rand Co.	269,500	21,641
* Lexmark International, Inc.	214,700	18,250
Deere&Co	237,200	17,648
Centex Corp.	285,600	17,016
* Thermo Electron Corp.	491,700	14,844
Tektronix, Inc.	483,300	14,600
United Technologies Corp.	121,300	12,536
* Crown Castle International Corp.	691,000	11,498
* American Tower Corp. Class A	450,300	8,286
Caterpillar, Inc.	81,300	7,928
* United Defense Industries Inc.	159,600	7,541
Lennar Corp. Class A	131,600	7,459
* Applied Materials, Inc.	411,200	7,032
The Boeing Co.	122,900	6,363
* European Aeronautic Defence and Space Co.	206,865	6,014
* LAM Research Corp.	190,800	5,516
Parker Hannifin Corp.	70,238	5,320
Novellus Systems, Inc.	189,100	5,274
Lockheed Martin Corp.	89,700	4,983
Illinois Tool Works, Inc.	53,700	4,977
* NVR, Inc.	5,640	4,339
Danaher Corp.	56,821	3,262
* KLA-Tencor Corp.	45,400	2,115
Pulte Homes, Inc.	23,000	1,467
Dover Corp.	16,900	709
* Alliant Techsystems, Inc.	8,900	582

		317,451

Technology (18.6%)
Microsoft Corp.	3,941,800	105,285
* Dell Inc.	1,734,600	73,096
* Cisco Systems, Inc.	3,600,300	69,486
* EMC Corp.	3,104,000	46,156
Adobe Systems, Inc.	658,700	41,327
International Business Machines Corp.	397,200	39,156
* Affiliated Computer Services, Inc. Class A	610,300	36,734
Intel Corp.	1,521,000	35,576
* Research In Motion Ltd.	407,700	33,603
General Dynamics Corp.	303,900	31,788
* Cree, Inc.	786,800	31,535
Microchip Technology, Inc.	1,132,400	30,190
Autodesk, Inc.	713,500	27,077
* NCR Corp.	386,000	26,723
* Amdocs Ltd.	947,500	24,872
* Apple Computer, Inc.	330,000	21,252
National Semiconductor Corp.	1,105,200	19,838
* Samsung Electronics Co., Ltd.	45,000	19,583
* Micron Technology, Inc.	1,542,000	19,044
* Network Appliance, Inc.	545,200	18,112
* TIBCO Software Inc.	1,262,100	16,836
* Comverse Technology, Inc.	650,300	15,900
* McAfee Inc.	535,900	15,504
QUALCOMM Inc.	350,800	14,874
Harris Corp.	224,500	13,872
* Ingram Micro, Inc. Class A	659,900	13,726
* Avaya Inc.	747,800	12,862
* Oracle Corp.	912,000	12,513
* Akamai Technologies, Inc.	820,600	10,692
* Amphenol Corp.	289,900	10,651
Texas Instruments, Inc.	423,600	10,429
PerkinElmer, Inc.	366,300	8,238
* Lucent Technologies, Inc.	1,759,800	6,617
Applera Corp.-Applied Biosystems Group	290,600	6,076
* MEMC Electronic Materials, Inc.	379,000	5,022
Scientific-Atlanta, Inc.	145,200	4,793
Motorola, Inc.	271,168	4,664
* Advanced Micro Devices, Inc.	191,000	4,206
* Intuit, Inc.	95,000	4,181
* Symantec Corp.	141,200	3,637
Acxiom Corp.	126,500	3,327
* Storage Technology Corp.	57,800	1,827
Maxim Integrated Products, Inc.	36,900	1,564
Rockwell Automation, Inc.	29,700	1,472
* Juniper Networks, Inc.	47,423	1,289
* Corning, Inc.	106,100	1,249
* Solectron Corp.	228,100	1,216
* SanDisk Corp.	39,400	984
* Sanmina-SCI Corp.	80,300	680
* Silicon Graphics, Inc.	43,624	75
* Lucent Technologies, Inc. Warrants Exp. 12/10/07	4,103	6

		959,415

Utilities (2.4%)
* Nextel Communications, Inc.	1,421,600	42,648
* Nextel Partners, Inc.	936,500	18,299
America Movil SA de CV Series L ADR	285,000	14,920
Kinder Morgan, Inc.	199,000	14,553
* Comcast Corp. Class A	333,700	11,106
Sprint Corp.	330,900	8,223
* Comcast Corp. Special Class A	177,800	5,839
TXU Corp.	66,900	4,319
Telephone&Data Systems, Inc.	51,300	3,948
* AES Corp.	137,600	1,881
* UnitedGlobalCom Inc. Class A	87,317	843

		126,579

Other (1.5%)
Fortune Brands, Inc.	293,200	22,629
SPX Corp.	498,500	19,970
Tyco International Ltd.	476,300	17,023
3M Co.	98,000	8,043
* Berkshire Hathaway Inc. Class B	1,930	5,666
Brunswick Corp.	110,700	5,480

		78,811

TOTAL COMMON STOCKS
(Cost $4,036,476)		4,857,442

TEMPORARY INVESTMENTS (8.5%)

Exchange-Traded Fund (1.1%)
Vanguard Index Participation Equity Receipts - Growth I	1,044,900	53,708
Money Market Fund (5.2%)
Vanguard Market Liquidity Fund, 2.26%**	269,411,823	269,412

		323,120

	Face
	Amount
	(000)

Repurchase Agreement (1.8%)
Salomon Smith Barney	$ 93,400	93,400
2.28%, 01/03/2005
(Dated 12/31/2004,
Repurchase Value $93,418,000
collateralized by Federal National Mortgage Assn
4.0%-8.0%, 03/01/2006-08/01/2034)
U.S. Government Obligation (0.3%)
U.S. Treasury Bill	16,000	15,980
(1)1.73%, 1/27/2005

TOTAL TEMPORARY INVESTMENTS
(Cost $428,553)		432,500

TOTAL INVESTMENTS (102.3%)
(Cost $4,465,029)		5,289,942

OTHER ASSETS AND LIABILITIES-NET (-2.3%)		(119,226)

NET ASSETS (100%)		$ 5,170,716

*Non-income-producing security.

**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1) Security segregated as initial margin for open futures contracts.

ADR — American Depositary Receipt.

REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $4,465,029,000. Net unrealized apreciation of investment securities for tax purposes was $824,913,000, consisting of unrealized gains of $937,881,000 on securities that had risen in value since their purchase and $112,968,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.5% and 3.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500	468	$142,003	$2,855
S&P MidCap 400	81	26,947	717
E-mini S&P 500	176	10,681	54

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Morgan Growth Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Morgan Growth Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Morgan Growth Fund

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.